3. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Liabilities measured at fair value
	Fair Value Measurement at		Fair Value Measurement at
	December 31, 2018		December 31, 2017
	Using		Using
	Level 3	Total	Level 3	Total

Derivative liabilities	$54,626	$54,626	$273,170	$273,170
Asset Retirement Obligation (see Note 7)	158,783	158,783	163,020	163,020